Description of Business	12 Months Ended
Dec. 31, 2020
Disclosure of associates [abstract]
Description of Business
1.	DESCRIPTION OF BUSINESS

POET Technologies Inc. is incorporated in the Province of Ontario. POET Technologies Inc. and its subsidiaries (the “Company”) design and develop the POET Optical Interposer and Photonic Integrated Circuits for the data center and tele-communications markets. The Company’s head office is located at 120 Eglinton Avenue East, Suite 1107, Toronto, Ontario, Canada M4P 1E2. These audited consolidated financial statements of the Company were approved by the Board of Directors of the Company on March 25, 2021.